FDIC loss share asset and true up payment obligation	12 Months Ended
Dec. 31, 2017
Disclosure Text Block
FDIC loss share asset and true-up payment obligation

Note 11 – FDIC loss-share asset and true-up payment obligation

In connection with the Westernbank FDIC-assisted transaction, BPPR entered into loss-share arrangements with the FDIC with respect to the covered loans and other real estate owned. Pursuant to the terms of the loss-share arrangements, the FDIC’s obligation to reimburse BPPR for losses with respect to covered assets begins with the first dollar of loss incurred. The FDIC reimburses BPPR for 80% of losses with respect to covered assets, and BPPR reimburses the FDIC for 80% of recoveries with respect to losses for which the FDIC paid reimbursement under loss-share arrangements. The loss-share agreement applicable to single-family residential mortgage loans provides for FDIC loss and recoveries sharing for ten years expiring at the end of the quarter ending June 30, 2020.

The following table sets forth the activity in the FDIC loss-share asset for the periods presented.

	Years ended December 31,
(In thousands)	2017	2016	2015
Balance at beginning of year	$69,334	$310,221	$542,454
Amortization of loss share indemnification asset	(469)	(10,201)	(66,238)
Credit impairment losses to be covered under loss sharing agreements	3,136	(239)	15,658
Reimbursable expenses	2,454	8,433	73,205
Net payments from FDIC under loss sharing agreements	(22,589)	(102,596)	(247,976)
Arbitration decision charge	-	(136,197)	-
Other adjustments attributable to FDIC loss sharing agreements	(5,550)	(87)	(6,882)
Balance at end of period	$46,316	$69,334	$310,221
Balance due to the FDIC for recoveries on covered assets[1]	(1,124)	(27,578)	(5,570)
Balance at end of period	$45,192	$41,756	$304,651
[1]	Balance due to the FDIC for recoveries on covered assets for the years ended December 31, 2016 and 2015 amounting to $27.6 million and $5.6 million, respectively, was included in other liabilities in the accompanying Consolidated Statement of Condition.

The loss-share component of the arrangements applicable to commercial (including construction) and consumer loans expired during the quarter ended June 30, 2015. The agreement provides for reimbursement of recoveries to the FDIC to continue through the quarter ending June 30, 2018, and for the single family mortgage loss-share component of such agreement to expire on the quarter ended June 30, 2020.

The weighted average life of the single family loan portfolio accounted for under ASC 310-30 subject to the FDIC loss-sharing agreement at December 31, 2017 is 7.2 years.

As part of the loss-share agreements, BPPR has agreed to make a true-up payment to the FDIC on the date that is 45 days following the last day (such day, the “true-up measurement date”) of the final shared-loss month, or upon the final disposition of all covered assets under the loss-share agreements, in the event losses on the loss-share agreements fail to reach expected levels. The estimated fair value of such true-up payment obligation is recorded as contingent consideration, which is included in the caption of other liabilities in the consolidated statements of financial condition. Under the loss sharing agreements, BPPR will pay to the FDIC 50% of the excess, if any, of: (i) 20% of the intrinsic loss estimate of $4.6 billion (or $925 million) (as determined by the FDIC) less (ii) the sum of: (A) 25% of the asset discount (per bid) (or ($1.1 billion)); plus (B) 25% of the cumulative shared-loss payments (defined as the aggregate of all of the payments made or payable to BPPR minus the aggregate of all of the payments made or payable to the FDIC); plus (C) the sum of the period servicing amounts for every consecutive twelve-month period prior to and ending on the true-up measurement date in respect of each of the loss-sharing agreements during which the loss-sharing provisions of the applicable loss-sharing agreement is in effect (defined as the product of the simple average of the principal amount of shared- loss loans and shared-loss assets at the beginning and end of such period times 1%).

Of the four components used to estimate the true-up payment obligation (intrinsic loss estimate, asset discount, cumulative shared-loss payments, and period servicing amounts) only the cumulative shared-loss payments and the period servicing amounts will change on a quarterly basis. These two variables are the main drivers of changes in the undiscounted true-up payment obligation. In order to estimate the true-up obligation, actual and expected portfolio performance for loans under both the commercial and residential loss sharing agreement are contemplated. The cumulative shared loss payments and cumulative servicing amounts are derived from our quarterly loss reassessment process for covered loans accounted for under ASC 310-30.

Once the undiscounted true-up payment obligation is determined, the fair value is estimated based on the contractual remaining term to settle the obligation and a discount rate that is composed of the sum of the interpolated U.S. Treasury Note (“T Note”), defined by the remaining term of the true-up payment obligation, and a risk premium determined by the spread of the Corporation’s outstanding senior unsecured debt over the equivalent T Note.

The following table provides the fair value and the undiscounted amount of the true-up payment obligation at December 31, 2017 and 2016.

(In thousands)	December 31, 2017	December 31, 2016
Carrying amount (fair value)	$164,858	$153,158
Undiscounted amount	$188,958	$188,258

The increase in the fair value of the true-up payment obligation was principally driven by a decrease in the discount rate from 5.97% in 2016 to 5.47% in 2017 due to a lower risk premium. The estimated fair value of the true-up payment obligation corresponds to the difference between the initial estimated losses to be reimbursed by the FDIC and the revised estimate of reimbursable losses. As the amount of estimated reimbursable losses decreases, the value of the true-up payment obligation increases.

As described above, the estimate of the true-up payment obligation is determined by applying the provisions of the loss sharing agreements and will change on a quarterly basis. The amount of the estimate of the true-up payment obligation is expected to change in future periods and may be subject to the interpretation of provisions of the loss sharing agreements.

The loss-share agreements contain specific terms and conditions regarding the management of the covered assets that BPPR must follow in order to receive reimbursement on losses from the FDIC. Under the loss-share agreements, BPPR must:

  manage and administer the covered assets and collect and effect charge-offs and recoveries with respect to such covered assets in a manner consistent with its usual and prudent business and banking practices and, with respect to single family shared-loss loans, the procedures (including collection procedures) customarily employed by BPPR in servicing and administering mortgage loans for its own account and the servicing procedures established by FNMA or the Federal Home Loan Mortgage Corporation (“FHLMC”), as in effect from time to time, and in accordance with accepted mortgage servicing practices of prudent lending institutions;
  exercise its best judgment in managing, administering and collecting amounts on covered assets and effecting charge-offs with respect to the covered assets;
  use commercially reasonable efforts to maximize recoveries with respect to losses on single family shared-loss assets and best efforts to maximize collections with respect to commercial shared-loss assets;
  retain sufficient staff to perform the duties under the loss-share agreements;
  adopt and implement accounting, reporting, record-keeping and similar systems with respect to the commercial shared-loss assets;
  comply with the terms of the modification guidelines approved by the FDIC or another federal agency for any single-family shared-loss loan;
  provide notice with respect to proposed transactions pursuant to which a third party or affiliate will manage, administer or collect any commercial shared-loss assets;
  file monthly and quarterly certificates with the FDIC specifying the amount of losses, charge-offs and recoveries; and
  maintain books and records sufficient to ensure and document compliance with the terms of the loss-share agreements.